Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
Note 19: Leases
The Company has operating and finance leases involving real property, including facilities, utility assets, vehicles, and equipment. Certain operating leases have renewal options ranging from one year to 60 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal options that the Company was reasonably certain to exercise are included in the Company’s ROU assets. Certain operating leases contain the option to purchase the leased property. The operating leases for real property, vehicles and equipment will expire over the next 39 years, four years, and five years, respectively.
The Company participates in a number of arrangements with various public entities (“Partners”) in West Virginia. Under these arrangements, the Company transferred a portion of its utility plant to the Partners in exchange for an equal principal amount of Industrial Development Bonds (“IDBs”) issued by the Partners under the Industrial Development and Commercial Development Bond Act. The Company leased back the utility plant under agreements for a period of 30 to 40 years. The Company has recorded these agreements as finance leases in property, plant and equipment
, as ownership of the assets will revert back to the Company at the end of the lease term. The carrying value of the finance lease assets was $142 million and $143 million as of December 31, 2025 and 2024, respectively. The Company determined that the finance lease obligations and the investments in IDBs meet the conditions for offsetting, and as such, are reported net on the Consolidated Balance Sheets and excluded from the lease disclosure presented below.
The Company also enters into O&M agreements with the Partners. The Company pays an annual fee for use of the Partners’ assets in performing under the O&M agreements. The O&M agreements are recorded as operating leases, and future annual use fees of $4 million in 2026 through 2030, and $33 million thereafter, are included in operating lease ROU assets and operating lease liabilities on the Consolidated Balance Sheets.
Rental expenses under operating leases were $13 million, $12 million and $11 million for the years ended December 31, 2025, 2024 and 2023, respectively.
For the years ended December 31, 2025, 2024 and 2023, cash paid for amounts in lease liabilities, which includes operating cash flows from operating leases, were $12 million, $11 million, $11 million. For the years ended December 31, 2025, 2024 and 2023, ROU assets obtained in exchange for new operating lease liabilities were $8 million, $11 million, $11 million.
As of December 31, 2025, 2024 and 2023, the weighted-average remaining lease term of the operating leases were 18 years, 18 years, 17 years and the weighted-average discount rate of the operating leases was 5%, 5%, 4%.
The future maturities of lease liabilities at December 31, 2025, were $11 million in 2026, $11 million in 2027, $9 million in 2028, $8 million in 2029, $6 million in 2030 and $83 million thereafter. At December 31, 2025, imputed interest was $46 million.

Leases
Note 19: Leases
The Company has operating and finance leases involving real property, including facilities, utility assets, vehicles, and equipment. Certain operating leases have renewal options ranging from one year to 60 years. The exercise of lease renewal options is at the Company’s sole discretion. Renewal options that the Company was reasonably certain to exercise are included in the Company’s ROU assets. Certain operating leases contain the option to purchase the leased property. The operating leases for real property, vehicles and equipment will expire over the next 39 years, four years, and five years, respectively.
The Company participates in a number of arrangements with various public entities (“Partners”) in West Virginia. Under these arrangements, the Company transferred a portion of its utility plant to the Partners in exchange for an equal principal amount of Industrial Development Bonds (“IDBs”) issued by the Partners under the Industrial Development and Commercial Development Bond Act. The Company leased back the utility plant under agreements for a period of 30 to 40 years. The Company has recorded these agreements as finance leases in property, plant and equipment
, as ownership of the assets will revert back to the Company at the end of the lease term. The carrying value of the finance lease assets was $142 million and $143 million as of December 31, 2025 and 2024, respectively. The Company determined that the finance lease obligations and the investments in IDBs meet the conditions for offsetting, and as such, are reported net on the Consolidated Balance Sheets and excluded from the lease disclosure presented below.
The Company also enters into O&M agreements with the Partners. The Company pays an annual fee for use of the Partners’ assets in performing under the O&M agreements. The O&M agreements are recorded as operating leases, and future annual use fees of $4 million in 2026 through 2030, and $33 million thereafter, are included in operating lease ROU assets and operating lease liabilities on the Consolidated Balance Sheets.
Rental expenses under operating leases were $13 million, $12 million and $11 million for the years ended December 31, 2025, 2024 and 2023, respectively.
For the years ended December 31, 2025, 2024 and 2023, cash paid for amounts in lease liabilities, which includes operating cash flows from operating leases, were $12 million, $11 million, $11 million. For the years ended December 31, 2025, 2024 and 2023, ROU assets obtained in exchange for new operating lease liabilities were $8 million, $11 million, $11 million.
As of December 31, 2025, 2024 and 2023, the weighted-average remaining lease term of the operating leases were 18 years, 18 years, 17 years and the weighted-average discount rate of the operating leases was 5%, 5%, 4%.
The future maturities of lease liabilities at December 31, 2025, were $11 million in 2026, $11 million in 2027, $9 million in 2028, $8 million in 2029, $6 million in 2030 and $83 million thereafter. At December 31, 2025, imputed interest was $46 million.